CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands		Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Liabilities and Shareholders’ Equity
Shares authorized (in shares)		6,666,666	6,666,666
Shares issued (in shares)		5,000,000	5,000,000
Shares outstanding (in shares)	[1]	5,000,000	5,000,000
Aggregate liquidation preference | $		$ 150,000	$ 150,000
Shareholders’ equity:
Ordinary shares, authorized (in shares)		839,999,998
Common Class A
Shareholders’ equity:
Ordinary shares, authorized (in shares)		666,666,666	666,666,666
Ordinary shares, issued (in shares)		61,227,672	49,390,936
Ordinary shares, outstanding (in shares)		61,227,672	49,390,936
Common Class B
Shareholders’ equity:
Ordinary shares, authorized (in shares)		166,666,666	166,666,666
Ordinary shares, issued (in shares)		12,652,310	12,652,310
Ordinary shares, outstanding (in shares)		12,652,310	12,652,310

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.